Label	Element	Value
Class A & P Prospectus | UBS Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS Total Return Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in "Managing your fund account" beginning on page 15 of this prospectus and in "Reduced sales charges, additional purchase, exchange and redemption information and other services" beginning on page 80 of the Fund's statement of additional information ("SAI"). In addition to the fees and expenses described below, you may also be required to pay commissions or other fees to your broker for transactions in Class P shares. Shares of the Fund are available in a class other than Class P that has different fees and expenses.

Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A beginning on page A-1 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as mark-ups, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 169% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	169.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Since the "Acquired fund fees and expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" will differ from those presented in the Financial highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in bonds and/or instruments that provide exposure to bond markets.

For purposes of the Fund's 80% policy above, the Fund's investments in bonds include a variety of fixed income securities, which may include, but are not limited to, securities of the US government, its agencies and government-sponsored enterprises, securities guaranteed by the US government, corporate debt securities of US and non-US issuers, including convertible securities, obligations of non-US governments or their subdivisions, agencies and government-sponsored enterprises, obligations of international agencies or supranational entities, mortgage-backed (including commercial and residential mortgage-backed securities) and asset-backed securities, and other securitized and structured securities.

Under normal circumstances, the Fund will invest at least 75% of its net assets in securities that, at the time of purchase, are rated investment grade by an independent rating agency (or, if unrated, are deemed to be of comparable quality by the Advisor), but may invest up to 25% in securities rated below investment grade (also known as lower-rated or "junk bonds").

The Fund's investments in fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, pay-in-kind and auction rate features. In addition, the fixed income securities purchased by the Fund may be denominated in any currency, have coupons payable in any currency and may be of any maturity or duration.

The Fund invests in the United States and abroad, including emerging markets, and may purchase securities issued by domestic and foreign issuers. However, the Fund expects to limit foreign currency exposure to 25% of its net assets. Furthermore, no more than 25% of the Fund's net assets may be invested in emerging markets securities. Depending on its assessment of market conditions, the Advisor may choose to allocate the Fund's assets in any combination among these types of investments or may choose not to invest in these types of investments.

The Fund may, but is not required to, use exchange-traded or over-the-counter ("OTC") derivative instruments for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indexes. The derivatives in which the Fund may invest include options (including, options on futures, forwards and swap agreements), futures, forward agreements, swap agreements (including, interest rate, total return, currency, credit default and inflation swaps), credit-linked securities and structured investments. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency, or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; or to establish net short positions for individual sectors, markets, currencies or securities. The Fund may use options, futures, swap agreements, credit-linked securities and structured investments to adjust the Fund's portfolio duration.

The Fund may invest in exchange-traded funds ("ETFs") to gain exposure to certain asset classes.

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Management process

The Advisor's investment strategy is based on identifying compelling and attractive opportunities where the Advisor believes that the return profile sufficiently com-

pensates for the risk of owning a position. The Advisor focuses on identifying relative value opportunities and discrepancies between observable market prices and the Advisor's own estimates of fundamental value across various maturities, sectors and issuers.

The investment process combines both a top-down and bottom-up dynamic approach to exploit diversified sources of alpha (that is, potential sources of return in excess of a base market rate). The Advisor makes active decisions related to top-down factors, including duration, yield curve, and sector positioning. After defining these parameters, portfolio managers and credit research analysts work in close collaboration to develop investment themes for industry overweights and underweights as well as to determine the portions of the credit curve that are most attractive. The team then works to select securities to build optimal portfolios using bottom-up research and analysis.

Risk [Heading]	rr_RiskHeading	Main risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund.

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the Fund may have to reinvest these repayments at lower interest rates. The Fund may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain types of interest rate changes by the Federal Reserve. During periods when interest rates are low or there are negative interest rates, the Fund's performance may be negatively impacted, and the Fund may experience increased volatility of its net asset value per share.

Credit risk: The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

Mortgage- and asset-backed securities risk: The Fund may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower's payments may be received earlier or later than expected due to changes in prepay-

ment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, the Fund may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the security to lengthen in duration. Longer duration securities tend to be more volatile. Securities may be prepaid at a price less than the original purchase value. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund.

Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the Fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund's value or prevent the Fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the Fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the Fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

High yield bond risk: The risk that the issuer of bonds with ratings of Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Financial Services LLC ("S&P") or Fitch Ratings, Inc. ("Fitch"), comparably rated by another nationally recognized statistical rating organization, or, if unrated, are determined to be of comparable quality by the Advisor, will default or otherwise be unable to honor a financial obligation (also known as lower-rated or "junk bonds"). These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher quality) bonds.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Investments in foreign government bonds involve special risks because the Fund may have limited legal recourse in the event of default. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.

Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.

Portfolio turnover risk: High portfolio turnover from frequent trading will increase the Fund's transaction costs and may increase the portion of the Fund's capital gains that are realized for tax purposes in any given year. The Fund does not restrict the frequency of trading in order to limit expenses or the tax effect that its distributions may have on shareholders.

Market risk: The risk that the market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.

Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for invest-

ment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.

Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market securities. Derivatives relating to fixed income markets are especially susceptible to interest rate risk and credit risk. In addition, many types of swaps and other non-exchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.

Investing in ETFs risk: The Fund's investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF's underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track. In addition, investing in an ETF may also be more costly than if the Fund had owned the underlying securities directly. The Fund, and indirectly, shareholders of the Fund, bear a proportionate share of the ETF's expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale of shares of the ETF.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The Fund's Class P shares acquired the assets and liabilities of Fort Dearborn Income Securities, Inc., a closed-end fund (the "Predecessor Fund"), prior to the opening of business on May 23, 2016 (the "Reorganization"). The Predecessor Fund was also managed by the Advisor, and the day-to-day management of, and investment decisions for, the Fund and the Predecessor Fund are made by the same portfolio management team. The Funds have generally similar investment objectives and strategies. Therefore, the information shown below for Class P shares reflects the historical performance of the Predecessor Fund for periods prior to the Reorganization.

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. The bar chart and average annual total returns table show the performance of the Predecessor Fund's performance adopted by the Class P shares of the Fund for periods prior to the Reorganization. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The performance information shown for periods prior to the Reorganization is for the Predecessor Fund and may not be representative of performance of the Fund. The index reflects no deduction for fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at https://www.ubs.com/us-mutualfundperformance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other class will vary from the Class P shares' after-tax returns shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.ubs.com/us-mutualfundperformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return (Class P)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Total return January 1 - September 30, 2021: (1.15)% Best quarter during calendar years shown—3Q 2011: 6.98% Worst quarter during calendar years shown—2Q 2013: (4.31)%
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.31%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the other class will vary from the Class P shares' after-tax returns shown.
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2020)
Class A & P Prospectus | UBS Total Return Bond Fund | Bloomberg US Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.84%
Average Annual Returns, Life of class	rr_AverageAnnualReturnSinceInception		[1]
Class A & P Prospectus | UBS Total Return Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.98%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.74%	[3]
Less management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.98%	[4]
Total annual fund operating expenses after management fee waiver/expense reimbursements	rr_NetExpensesOverAssets	0.76%	[3],[4]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within one year of the purchase date.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 450
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	810
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,195
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,271
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.25%
Average Annual Returns, Life of class	rr_AverageAnnualReturnSinceInception	2.64%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 29, 2016
Class A & P Prospectus | UBS Total Return Bond Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	1.02%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.53%	[3]
Less management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.02%	[4]
Total annual fund operating expenses after management fee waiver/expense reimbursements	rr_NetExpensesOverAssets	0.51%	[3],[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	383
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	737
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,736
Annual Return 2011	rr_AnnualReturn2011	13.00%
Annual Return 2012	rr_AnnualReturn2012	11.62%
Annual Return 2013	rr_AnnualReturn2013	(2.21%)
Annual Return 2014	rr_AnnualReturn2014	4.69%
Annual Return 2015	rr_AnnualReturn2015	(3.04%)
Annual Return 2016	rr_AnnualReturn2016	2.68%
Annual Return 2017	rr_AnnualReturn2017	4.80%
Annual Return 2018	rr_AnnualReturn2018	(2.08%)
Annual Return 2019	rr_AnnualReturn2019	10.62%
Annual Return 2020	rr_AnnualReturn2020	6.51%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.51%
Average Annual Returns, Life of class	rr_AverageAnnualReturnSinceInception	7.52%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 1972
Class A & P Prospectus | UBS Total Return Bond Fund | Class P | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.82%
Average Annual Returns, Life of class	rr_AverageAnnualReturnSinceInception	4.00%
Class A & P Prospectus | UBS Total Return Bond Fund | Class P | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.84%
Average Annual Returns, Life of class	rr_AverageAnnualReturnSinceInception	3.99%

[1]	Average annual total returns for the Bloomberg US Aggregate Bond Index for the life of each class were as follows: Class A—3.79%; Class P—N/A.
[2]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within one year of the purchase date.
[3]	Since the "Acquired fund fees and expenses" are not directly borne by the Fund, they are not reflected in the Fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" will differ from those presented in the Financial highlights.
[4]	The Trust, with respect to the Fund, and UBS Asset Management (Americas) Inc., the Fund's investment advisor and administrator ("UBS AM (Americas)" or the "Advisor"), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short, and extraordinary expenses, such as proxy-related expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short, and extraordinary expenses, such as proxy-related expenses), through the period ending October 28, 2022, do not exceed 0.75% for Class A shares and 0.50% for Class P shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of the Advisor by the Fund will not cause the Fund to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund's Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, UBS AM (Americas)'s three year recoupment rights will survive.